OTHER OPERATING GAINS & LOSSES Gain/ (loss) on sale of vessel (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Related Party Transaction [Line Items]
(Loss) gain on lease termination	$ (5,800)	$ (5,819)	$ 8,327
(Loss) gain on pool arrangements		(851)	0
Other operating (losses) gains		(6,670)	$ 8,327
Early contract termination fees		8,900
Reduction in capital lease obligations		20,600
Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
(Loss) gain on lease termination	(5,800)	(5,800)
Early contract termination fees	8,900	8,900
Reduction in capital lease obligations	$ 20,600	$ 20,600